                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21321

                        Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Municipal
High Income Trust

NQ | January 31, 2017

Ticker Symbol: MHI

Principal Amount USD ($)		Value

	TAX EXEMPT OBLIGATIONS - 135.0% of Net Assets (a)
	Alabama - 1.5%
4,500,000	Huntsville-Redstone Village Special Care Facilities Financing Authority, Redstone Village Project, 5.5%, 1/1/43	$4,450,725
		–
	Arizona - 0.7%
2,250,000	City of Phoenix, AZ, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	$2,031,480
24,000	County of Pima, AZ, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,099
		$2,055,579
	California - 10.7%
10,000,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County Subordinated, Series A, 6/1/46	$1,212,100
1,450,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,588,069
650,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	690,891
5,000,000	California Pollution Control Financing Authority, 5.0%, 7/1/37 (144A)	5,011,000
1,740,000	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	2,015,407
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,430,982
568,006(c)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	6
7,885,000(d)	Lehman Municipal Trust Receipts, RIB, 11.875%, 11/1/39 (144A) (AGM Insured)	9,017,523
2,000,000(e)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,064,140
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	1,934,426
1,000,000	River Islands Public Financing Authority, Community Facilities, 5.5%, 9/1/45	1,051,410
2,000,000	Tobacco Securitization Authority of Northern California, Asset-Backed, Series A-1, 5.375%, 6/1/38	1,932,380
3,000,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	2,906,370
		$30,854,704
	Colorado - 1.3%
1,500,000	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,662,795
2,000,000	Colorado Health Facilities Authority, Valley View Association Project, 5.25%, 5/15/42	2,015,680
		$3,678,475
	Connecticut - 3.0%
2,235,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$2,313,068
5,000,000(e)	State of Connecticut, Series E, 4.0%, 9/1/30	5,212,550
1,000,000	Town of Hamden, CT, Whitney Center Project, Series A, 7.75%, 1/1/43	1,024,430
		$8,550,048
	District of Columbia - 5.1%
25,000,000(b)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,839,250
4,885,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$5,534,852
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,149,880
		$14,523,982
	Florida - 5.0%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,730,715
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,727,925
2,260,000(c)	County of Liberty, FL, Twin Oaks Project, 8.25%, 7/1/28	203,265
2,500,000(f)	County of Miami-Dade, FL, Aviation Revenue, Series B, 5.5%, 10/1/41	2,775,300
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,178,500
1,000,000(f)	Hillsborough County Industrial Development Authority, Various Health Facilities, 8.0%, 8/15/32	1,175,990
2,250,000(c)(d)	St. Johns County Industrial Development Authority, Glenmoor Project, Series A, 1.344%, 1/1/49	1,440,000
832,581(c)	St. Johns County Industrial Development Authority, Glenmoor Project, Series B, 2.5%, 1/1/49	8
		$14,231,703
Principal Amount USD ($)		Value
	Georgia - 2.6%
2,500,000	Clayton County Development Authority, Delta Air Lines, Series A, 8.75%, 6/1/29	$2,964,125
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,510,880
		$7,475,005
	Idaho - 1.7%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,008,200
		–
	Illinois - 14.6%
2,087,000(d)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	$1,468,058
1,305,000(b)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	46,197
261,000(b)	Illinois Finance Authority, Clare Oaks Project, Series C-2, 11/15/52	71,073
261,000(b)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	44,681
2,000,000(c)	Illinois Finance Authority, Greenfields of Geneva Project, Series A, 8.125%, 2/15/40	1,345,000
2,500,000(c)	Illinois Finance Authority, Greenfields of Geneva Project, Series A, 8.25%, 2/15/46	1,681,250
2,000,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, 6.0%, 8/15/39	2,207,020
2,500,000	Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	2,577,225
3,865,000(f)	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	4,392,147
1,700,000	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.625%, 5/15/25	1,893,715
600,000	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.75%, 5/15/30	668,700
2,000,000	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/40	2,231,200
3,200,000	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/46	3,560,672
1,485,000(b)(g)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 6/15/22 (NATL Insured)	1,704,572
15,395,000(b)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 6/15/22 (NATL Insured)	17,033,028
1,045,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	921,345
		$41,845,883
	Indiana - 1.8%
250,000	City of Carmel, IN, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$270,742
750,000	City of Carmel, IN, Barrington Carmel Project, Series A, 7.125%, 11/15/42	812,963
500,000	City of Carmel, IN, Barrington Carmel Project, Series A, 7.125%, 11/15/47	540,685
3,570,000(f)	Vigo County Hospital Authority, Union Hospital, Inc., 5.8%, 9/1/47 (144A)	3,671,638
		$5,296,028
	Kentucky - 1.9%
5,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Series A, 6.375%, 6/1/40	$5,443,350
		–
	Louisiana - 3.1%
2,260,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$2,383,961
1,500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, 6.75%, 11/1/32	1,546,650
1,380,000(f)	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A, 5.5%, 5/15/47	1,398,395
3,620,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A, 5.5%, 5/15/47	3,649,576
		$8,978,582
	Maine - 2.3%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,699,845
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,979,251
		$6,679,096
	Maryland - 0.6%
1,480,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,607,502
		–
	Massachusetts - 9.9%
7,000,000(b)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	$4,937,940
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	6,361,300
1,000,000	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A, 4.68%, 11/15/21 (144A)	993,380
Principal Amount USD ($)		Value
	Massachusetts - (continued)
975,158	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 5.5%, 11/15/46	$874,941
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,190,950
380,000	Massachusetts Educational Financing Authority, Series I, 6.0%, 1/1/28	400,144
1,575,000(d)	Massachusetts Health & Educational Facilities Authority, Children's Hospital Corp., Series N-4, 0.62%, 10/1/49	1,575,000
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,032,976
		$28,366,631
	Michigan - 3.7%
895,000(c)	Doctor Charles Drew Academy, Certificate of Participation, 5.7%, 11/1/36	$ 44,741
2,000,000(f)	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A, 6.25%, 7/1/40	2,006,920
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	2,973,062
6,100,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	5,597,055
		$10,621,778
	Minnesota - 4.1%
2,000,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$2,118,600
2,300,000	City of Rochester, MN, Mayo Clinic, Series B, 5.0%, 11/15/35	2,811,382
6,000,000(e)	State of Minnesota, Series B, 4.0%, 8/1/27	6,756,480
		$11,686,462
	Mississippi - 1.1%
380,000(d)	Mississippi Business Finance Corp., Chevron USA, Inc., Project, Series B, 0.6%, 12/1/30	$380,000
705,000(d)	Mississippi Business Finance Corp., Chevron USA, Inc., Project, Series C, 0.59%, 12/1/30	705,000
2,000,000(d)	Mississippi Business Finance Corp., Chevron USA, Inc., Project, Series F, 0.6%, 12/1/30	2,000,000
		$3,085,000
	Montana - 0.0% †
1,600,000(c)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$ 47,696
		–
	New Jersey - 2.0%
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	$3,156,990
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,674,050
		$5,831,040
	New Mexico - 1.5%
1,500,000	County of Otero, NM, Otero County Jail Project, 6.0%, 4/1/23	$1,438,740
2,960,000	County of Otero, NM, Otero County Jail Project, 6.0%, 4/1/28	2,753,925
		$4,192,665
	New York - 5.6%
2,000,000	Hempstead Local Development Corp., Molloy College Project, 5.75%, 7/1/39	$2,142,720
1,000,000	New York State Dormitory Authority, Orange Medical Center, 6.125%, 12/1/29	1,079,510
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,414,325
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	1,956,990
2,497,540	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,631,608
		$16,225,153
	North Dakota - 1.0%
2,525,000(f)	County of Burleigh, ND, St. Alexius Medical Center, 5.0%, 7/1/38	$2,937,408
		–
	Ohio - 6.1%
1,325,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$1,202,106
2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,284,375
1,700,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	1,562,028
6,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	5,872,620
2,000,000(d)	Ohio Air Quality Development Authority, FirstEnergy Generation Corp. Project, 3.1%, 3/1/23	840,840
3,000,000(d)	Ohio Air Quality Development Authority, FirstEnergy Solutions Corp. Project, Series D, 4.25%, 8/1/29	2,759,190
2,500,000(e)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,883,450
		$17,404,609
	Oregon - 2.0%
5,190,000	Oregon Health & Science University, Series E, 5.0%, 7/1/32	$5,768,322
		–
Principal Amount USD ($)		Value
	Pennsylvania - 6.9%
1,550,000	Allegheny County Hospital Development Authority, South Hills Health, Series A, 5.125%, 5/1/25	$1,551,659
3,000,000(d)	Beaver County Industrial Development Authority, FirstEnergy Solutions Corp. Project, Series A, 3.5%, 4/1/41	1,239,090
1,280,000(c)	Langhorne Manor Borough Higher Education Authority, Lower Bucks Hospital, 7.35%, 7/1/22	313,651
5,000,000	Pennsylvania Economic Development Financing Authority, USG Corp. Project, 6.0%, 6/1/31	4,917,050
500,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	511,005
2,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,269,440
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,045,950
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,101,220
5,900,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System, Series A, 5.0%, 7/1/34	5,923,718
		$19,872,783
	Puerto Rico - 1.5%
6,255,000(c)(e)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,448,869
		–
	Rhode Island - 1.4%
5,900,000(c)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,461,784
1,500,000(f)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,861,035
10,000,000(b)	Tobacco Settlement Financing Corp., Asset-Backed, Series A, 6/1/52	751,800
		$4,074,619
	Texas - 15.0%
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	$1,014,210
2,500,000(f)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,984,750
2,490,000(e)	County of Harris, TX, Series A, 5.0%, 10/1/26	2,982,472
5,000,000(e)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,549,900
725,078(c)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	7
1,490,000(d)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 0.62%, 12/1/41	1,490,000
3,270,000(d)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 0.62%, 12/1/41	3,270,000
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,185,529
10,000,000(f)	North Texas Tollway Authority, Series F, 5.75%, 1/1/33	10,434,100
1,500,000(f)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,922,445
3,960,000(h)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	2,376,000
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 8.125%, 11/15/39	800,000
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 8.25%, 11/15/44	800,000
2,000,000(f)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	2,463,500
2,500,000	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,719,575
		$42,992,488
	Virginia - 2.0%
1,415,000(e)	County of Fairfax, VA, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	$1,521,295
4,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,141,680
		$5,662,975
	Washington - 9.6%
3,745,000	City of Seattle, WA, Water System Revenue, 4.0%, 8/1/32	$4,006,289
2,500,000(e)	King County Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,666,425
14,315,000(b)(e)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	12,715,585
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,927,475
3,795,000(f)	Washington State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series A, 6.0%, 1/1/33	4,206,416
1,150,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,193,309
		$27,715,499
	West Virginia - 0.7%
2,000,000(c)	City of Philippi, WV, Alderson-Broaddus College, Inc., Series A, 7.75%, 10/1/44	$1,200,000
Principal Amount USD ($)		Value
	West Virginia - (continued)
725,000(c)	West Virginia Hospital Finance Authority, Highland Hospital Group, 9.125%, 10/1/41	$670,407
		$1,870,407
	Wisconsin - 5.0%
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46	$5,945,200
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	765,765
1,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47 (144A)	1,704,165
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,852,450
		$14,267,580
	TOTAL TAX EXEMPT OBLIGATIONS
	(Cost $379,338,217)	$387,750,846

	MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.2% of Net Assets
10,000,000(d)	Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)	$636,100
		–
	TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
	(Cost $10,000,000)	$636,100

	TOTAL INVESTMENTS IN SECURITIES - 135.2%
	(Cost - $389,338,217) (i)	$388,386,946
	OTHER ASSETS AND LIABILITIES - 0.0%	$(90,604)
	PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (35.2)%	$(100,998,409)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$287,297,933

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2017, the value of these securities amounted to $27,687,353, or 9.6% of total net assets applicable to common shareowners.

RIB
Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates.  The interest rate shown is the rate at January 31, 2017.

†	Amount rounds to less than 0.1%.

(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Security is in default.
(d)	The interest rate is subject to change periodically. The interest rate shown is the rate at January 31, 2017.
(e)	Represents a General Obligation Bond.
(f)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(g)	Escrow to maturity.
(h)	Security is valued using fair value methods (other than prices supplied by independent pricing services).

(i)	At January 31, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $382,232,731 was as follows:

Aggregate gross unrealized appreciation for all investments in which there
	is an excess of value over tax cost	$ 31,823,468
Aggregate gross unrealized depreciation for all investments in which there
	is an excess of tax cost over value	(25,669,253)

	Net unrealized appreciation	$ 6,154,215

For financial reporting purposes net unrealized depreciation on investments was $951,271 and cost of investments aggregated $389,338,217.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2017, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total

Tax Exempt Obligations Texas	$–	$40,616,488	$2,376,000	$42,992,488
All Other Tax Exempt Obligations	–	344,758,358	–	344,758,358
Municipal Collateralized Debt Obligation	–	636,100	–	636,100
Total	$–	$386,010,946	$2,376,000	$388,386,946

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Tax Exempt Obligations	Total
Balance as of 4/30/16	$ –	$ –
Change in unrealized appreciation (depreciation)	(1,135,449)	(1,135,449)
Accrued discounts/premiums	(3,209)	(3,209)
Changes between Level 3*	3,514,658	3,514,658
Total	$2,376,000	$ 2,376,000

*
Transfers are calculated on the beginning of period value. For the nine months ended January 31, 2017, there were no transfers between Levels 1 and 2. Securities with an aggregate market value of $3,514,658 transferred from level 2 to  level 3 as there were no longer observable inputs available to determine their value.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at January 31, 2017: $1,135,449.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 3, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date April 3, 2017

* Print the name and title of each signing officer under his or her signature.